Unaudited consolidated statements of comprehensive loss € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€) € / shares	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€) € / shares
Unaudited consolidated statements of comprehensive loss
Revenue	€ 11,198	€ 9,209	€ 21,389	€ 19,002
Cost of sales	6,586	6,617	13,036	12,825
Gross profit	4,612	2,592	8,353	6,177
Research and development expenses	4,457	4,053	9,071	8,388
General administrative expenses	9,378	10,494	17,284	22,090
Selling expenses	2,798	1,942	5,192	3,891
Impairment of financial assets		544		615
Gain on reversal of financial asset impairment	1,035		919
Other operating income	657	1,276	1,390	1,642
Other operating expenses	506	2	507	36
Operating loss	(10,835)	(13,167)	(21,392)	(27,201)
Changes in fair value of warrants	1,401		1,639
Interest and similar income			1
Interest and similar expense	2,278	175	3,137	434
Financial costs, net	(877)	(175)	(1,497)	(434)
Loss before taxes from continuing operations	(11,712)	(13,342)	(22,889)	(27,635)
Income tax expenses	175	124	179	124
Loss for the period from continuing operations	(11,887)	(13,466)	(23,068)	(27,759)
Net income from discontinued operations, net of tax	1,539	5,110	6,140	14,338
Loss for the period	(10,348)	(8,356)	(16,928)	(13,421)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(71)	(191)	23	(70)
Total comprehensive loss	(10,419)	(8,547)	(16,905)	(13,491)
Attributable to:
Equity holders of the parent	(10,145)	(8,559)		(13,537)
Non-controlling interests from continuing operations			(16,658)
Non-controlling interests from discontinued operations	(274)	12	(247)	46
Total comprehensive loss	€ (10,419)	€ (8,547)	€ (16,905)	€ (13,491)
Net loss per share - Continuing operations - Basic (in EUR) | € / shares	€ (0.44)	€ (0.61)	€ (0.88)	€ (1.24)
Net loss per share - Continuing operations - Diluted (in EUR) | € / shares	(0.44)	(0.61)	(0.88)	(1.24)
Net loss per share - Loss attributable to parent - Basic (in EUR) | € / shares	(0.38)	(0.38)	(0.64)	(0.60)
Net loss per share - Loss attributable to parent - Diluted (in EUR) | € / shares	€ (0.38)	€ (0.38)	€ (0.64)	€ (0.60)